ACQUISITION (Details 4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Net (loss) income	$ (55.4)				19.6					6.7	162.7	$ 250.0
DCP Business
Business Acquisition [Line Items]
Sales					1,439.0					5,681.8	6,948.2
Net (loss) income					$ (39.5)					$ (36.4)	$ 2.4
Pro Forma Earnings Per Share, Basic					$ (0.24)					$ (0.22)	$ 0.01
Pro Forma Earnings Per Share, Diluted					$ (0.24)					$ (0.22)	$ 0.01